SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Statutory Reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of after tax profit, transferred annually by PRC subsidiaries to statutory surplus fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to statutory surplus fund (as a percent)	50.00%
Appropriations to statutory reserves	¥ 42,654	¥ 20,875,864	¥ 22,208,130